Employee Long Term Incentive Plan - Summary of Information for Class D Unit Interests (Detail) - Summit Materials, LLC [Member]	12 Months Ended
Jan. 02, 2016 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Beginning balance	0
Options, Granted	2,300,314,000
Options, Forfeited	(34,730,000)
Options, Ending balance	2,265,584,000
Weighted average grant-date fair value, Beginning balance | $ / shares	$ 0
Weighted average grant-date fair value, Granted | $ / shares	9.00
Weighted average grant-date fair value, Forfeited | $ / shares	8.95
Weighted average grant-date fair value, Ending balance | $ / shares	$ 9.00
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units, Granted	10,000
Restricted Stock Units, Beginning balance	0
Restricted Stock Units, Granted	10,000,000
Restricted Stock Units, Forfeited	0
Restricted Stock Units, Ending balance	10,000,000
Weighted average grant-date fair value, Beginning balance | $ / shares	$ 0
Weighted average grant-date fair value, Granted | $ / shares	23.79
Weighted average grant-date fair value, Forfeited | $ / shares	0
Weighted average grant-date fair value, Ending balance | $ / shares	$ 23.79
Limited Partnership Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units, Beginning balance	0
Number of units, Reclassification	1,523,165,000
Number of units, Vested	253,829,000
Number of units, Forfeited	(22,644,000)
Number of units, Ending balance	1,754,350,000
Number of units, Exercisable	1,754,350,000
Weighted average grant-date fair value, Beginning balance | $ / shares	$ 0
Weighted average grant-date fair value, Reclassification | $ / shares	18.00
Weighted average grant-date fair value, Vested | $ / shares	18.00
Weighted average grant-date fair value, Forfeited | $ / shares	18.00
Weighted average grant-date fair value, Ending balance | $ / shares	18.00
Weighted average grant-date fair value, Exercisable | $ / shares	$ 20.04
Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units, Beginning balance	0
Number of units, Granted	160,333,000
Number of units, Ending balance	160,333,000
Weighted average grant-date fair value, Beginning balance | $ / shares	$ 0
Weighted average grant-date fair value, Granted | $ / shares	18.00
Weighted average grant-date fair value, Ending balance | $ / shares	$ 18.00